Transactions with related parties- LNG/Cs Vessels acquired (Table) (Details)	12 Months Ended
Dec. 31, 2025
Hull 3315 - LNG/C Amore Mio I [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	Delivered on December 21, 2023
Hull 3316 - LNG/C Axios II [Member] | Initial Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	Delivered on January 2, 2024
Hull 3341 - LNG/C Assos [Member] | Initial Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	Delivered on May 31, 2024
Hull 3342 - LNG/C Apostolos [Member] | Initial Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	Delivered on June 28, 2024
Hull 8140 - LNG/C Aktoras [Member] | Initial Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	Delivered on June 5, 2024
Hull 8198 - LNG/C Archimidis [Member] | Initial Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	July 2026
Hull 8199 - LNG/C Agamemnon [Member] | Initial Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	January 2027
Hull 8202 - LNG/C Alcaios I [Member] | Remaining Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	September 2026
Hull 8203 - LNG/C Antaios I [Member] | Remaining Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	November 2026
Hull 8206 - LNG/C Athlos [Member] | Remaining Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	February 2027
Hull 8207 - LNG/C Archon [Member] | Remaining Vessels [Member]
Capacity in Cubic Meters ("CBM")	174,000
Delivery/ Expected Delivery	March 2027